Long Term Loan to a Third-Party (Tables)	6 Months Ended
Jun. 30, 2025
Long Term Loan to a Third-Party [Abstract]
Schedule of Long Term Loan to a Third-Party

Long term loan to a third-party consisted of the following:

	June 30, 2025	December 31, 2024
Long term loan to a third-party	$-	$2,000,000
Total long term loan to a third-party	$-	$2,000,000

Current portion of loan to a third-party	-	2,000,000
Non-current portion of loan to a third-party	-	-